Accounts and Other Receivables - Summary of Aging Analysis of Accounts and Other Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivables
Trade And Other Receivables [Line Items]
Total accounts and other receivables	₩ 60,686	₩ 42,291
Other Receivables
Trade And Other Receivables [Line Items]
Total accounts and other receivables	339	744
Receivables Not Past Due | Accounts Receivables
Trade And Other Receivables [Line Items]
Total accounts and other receivables	60,642	42,146
Receivables Not Past Due | Other Receivables
Trade And Other Receivables [Line Items]
Total accounts and other receivables	255	698
Past Due but Not Impaired | Accounts Receivables
Trade And Other Receivables [Line Items]
Total accounts and other receivables	22	22
Impaired | Accounts Receivables
Trade And Other Receivables [Line Items]
Total accounts and other receivables	22	123
Impaired | Other Receivables
Trade And Other Receivables [Line Items]
Total accounts and other receivables	₩ 84	₩ 46